Ordinary shares, share premium, and other equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2025	14,420	3,605	581	4,186	12,075
Issued to staff under share incentive plans	83	20	130	150	—
AT1 securities issuance	—	—	—	—	3,784
AT1 securities redemption	—	—	—	—	(3,133)
Repurchase of shares	(636)	(158)	—	(158)	—
Other movements	—	—	—	—	(1)
As at 31 December 2025	13,867	3,467	711	4,178	12,725

As at 1 January 2024	15,155	3,789	499	4,288	13,259
Issued to staff under share incentive plans	83	21	82	103	—
AT1 securities issuance	—	—	—	—	1,598
AT1 securities redemption	—	—	—	—	(2,753)
Repurchase of shares	(818)	(205)	—	(205)	—
Other movements	—	—	—	—	(29)
As at 31 December 2024	14,420	3,605	581	4,186	12,075

Disclosure of AT1 equity instruments

AT1 equity instruments
		2025	2024
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	—	996
6.375% Perpetual Subordinated Contingent Convertible Securities[1]	2025	—	994
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	—	1,142
8.875% Perpetual Subordinated Contingent Convertible Securities[1]	2027	1,247	1,247
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m)	2027	264	264
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[1]	2028	1,075	1,078
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD 400m)	2028	248	248
9.250% Perpetual Subordinated Contingent Convertible Securities[1]	2028	1,484	1,497
8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2029	1,647	1,647
9.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,750m)[1]	2029	1,395	1,395
5.400% Perpetual Subordinated Contingent Convertible Securities (SGD 600m)[1]	2030	343	339
8.500% Perpetual Subordinated Contingent Convertible Securities[1]	2030	1,245	1,228
8.375% Perpetual Subordinated Contingent Convertible Securities[1]	2031	993	—
4.650% Perpetual Subordinated Contingent Convertible Securities (SGD 500m)[1]	2031	290	—
7.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2035	1,181	—
6.125% Perpetual Subordinated Contingent Convertible Securities (EUR 1,500m)[1]	2035	1,313	—
Total AT1 equity instruments		12,725	12,075
Note:
1Reported net of securities held by the Group.